Summary of significant accounting policie (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Long-Term Purchase Commitment [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 243,927		$ 182,071
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	The balance sheet amounts, with the exception of shareholders’ equity on March 31, 2025 and September 30, 2024 were translated at 7.2567 RMB and 7.0176 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the six months ended March 31, 2025 and 2024 were 7.2308 RMB and 7.2064 RMB to $1.00, respectively
[custom:ContractFulfilmentCostsNet-0]	$ 0		2,441,995
Other Cost of Operating Revenue	2,366,210	$ 312,376
Allowance for accounts receivable	152,868		75,931
Allowance of contract assets	67,237		17,414
Cost of revenues recognized	$ 8,260,142	2,032,050
Useful life	5 years
Amortization expense	$ 12,828	$ 4,771
Dilutive shares	0	0
Total expenses	$ 62,095	$ 71,866
Statutory reserves	186,225		$ 186,225
Inventories [Member]
Long-Term Purchase Commitment [Line Items]
Cost of revenues recognized	$ 0	$ 16,360